Common Shares (Detail: Text Values) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Common Shares [Abstract]
Nominal value of each share derived by dividing the total amount of share capital by the number of shares (in EUR per share)	€ 2.56	€ 2.56
Authorized capital	€ 2,493,000,000